Short-Term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Secured borrowings	$ 151,400	$ 104,000
Secured Borrowings
IFRS Statement [Line Items]
Secured borrowings	151,400	104,000	$ 164,000
Short-term borrowings [member]
IFRS Statement [Line Items]
Secured borrowings	151,400	104,000
Unused credit lines	$ 277,362	$ 280,921
Short-term borrowings [member] | Bottom of range [member]
IFRS Statement [Line Items]
Interest rate	0.32%	0.33%
Short-term borrowings [member] | Top of range [member]
IFRS Statement [Line Items]
Interest rate	0.38%	0.40%